Note 19 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Deferred Tax Assets [Table Text Block]
	December 31, 2022	December 31, 2021
Deferred tax assets:
Accruals and other	$1,738	$3,989
Research credits	7,392	7,275
Net operating loss carryforward	84,325	75,452
Section 59(e) R&D expenditures	3,496	5,070
Section 174 R&D expenditures	981	—
Deferred revenue	—	19,666
Total deferred tax assets	97,932	111,452
Valuation allowance	(97,932)	(111,452)
Net deferred tax assets	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2022	2021
Tax at statutory federal rate	$10,031	$(7,370)
State tax—net of federal benefit	823	231
Acquired assets	1,728	—
Stock options	611	718
Other	340	(20)
Change in valuation allowance	(13,520)	6,446
Provision for income taxes	$13	$5

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	Year Ended December 31,
	2022	2021
Unrecognized benefit—beginning of period	$2,635	$2,635
Gross increases—prior period tax positions	—	—
Gross increases—current period tax positions	43	—
Unrecognized benefit—end of period	$2,678	$2,635